CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 16,774	$ 30,798
Restricted cash	24	34
Short-term bank deposits	7,667	130
Trade receivables	224	88
Other accounts receivable and prepaid expenses	309	568
Discontinued operation, current assets		135
Total current assets	24,998	31,753
LONG-TERM ASSETS:
Long-term receivables	8	7
Property and equipment, net	874	546
Discontinued operation, non-current assets		224
Total long-term assets	882	777
Total assets	25,880	32,530
CURRENT LIABILITIES:
Trade payables	906	754
Other accounts payable and accruals	1,032	512
Total current liabilities	1,938	1,266
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	81	136
Deferred revenue	228	228
Total long-term liabilities	309	364
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary Shares of NIS 0.6 par value: 40,000,000 and 20,000,000 shares authorized at December 31, 2013 and 2012, respectively; 10,473,488 and 9,099,805 shares issued at December 31, 2013 and 2012, respectively; 10,470,230 and 9,096,547 shares outstanding at December 31, 2013 and 2012, respectively	1,609	1,379
Additional paid-in capital	130,423	125,023
Accumulated deficit	(108,399)	(95,502)
Total shareholders' equity	23,633	30,900
Total liabilities and shareholders' equity	$ 25,880	$ 32,530